STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

March 28, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Attention:  Karen L. Rossotto

Re:	The Dreyfus/Laurel Funds, Inc.
(Registration Nos: 33-16338 and 811-05202)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 131 ("Amendment No. 131") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add a new series to the Fund—Dreyfus Opportunistic Emerging Markets Debt Fund (the "New Series").

The New Series' investment objective is to seek to maximize total return.  The New Series' investment objective is non-fundamental and may be changed by the Fund's board upon 60 days' prior notice to shareholders.  To pursue its goal, the New Series normally will invest at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other debt instruments of emerging market issuers, and in derivative instruments that provide investment exposure to such securities.  The New Series' investments may be denominated in U.S. dollars, European euros, Japanese yen or the local currency of issue.  The New Series' emerging market bond investments may include bonds and other debt issued by governments, their agencies and instrumentalities, or by central banks, corporate debt securities and other fixed-income securities or instruments that provide investment exposure to emerging market debt.  The New Series may enter into forward contracts, futures and options contracts and swap agreements with respect to emerging market currencies to provide economic exposure similar to investments in sovereign and corporate emerging market debt.

The New Series intends to offer four classes of shares—Class A, Class C, Class I and Class Y shares.  For Class A, Class C and Class I shares, the shareholder servicing fees, investor services and privileges and process for determining each class's net asset value will be the same as those of Class A, Class C and Class I shares of other similar funds in the Dreyfus Family of Funds.  Class Y shares will not be subject to an initial sales charge or any service or distribution fees, and no contingent deferred sales charge will be imposed on redemptions of Class Y shares.  The New Series, the New Series' investment adviser, The Dreyfus Corporation ("Dreyfus"), or the New Series' distributor or their affiliates will not make any shareholder servicing, sub-transfer agency, administrative or recordkeeping payments, nor will Dreyfus or the New Series' distributor or their affiliates provide any "revenue sharing" payments, with respect to Class Y shares.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 131 in order to file certain exhibits, including Articles Supplementary, management and distribution agreements, Rule 18f-3 plan and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6141, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Janna Manes

Janna Manes

cc:           David Stephens

March 28, 2013

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	The Dreyfus/Laurel Funds, Inc.
(Registration Nos: 33-16338 and 811-05202)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus Opportunistic Emerging Markets Debt Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE DREYFUS/LAUREL FUNDS, INC.

By:   /s/ Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President